Leases (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Leases [Line Items]
Interest expense	$ 28,310	$ 71,135
Operating leases with terms					1 year
Interest expense			$ 260,848	$ 320,790
Successor [Member]
Leases [Line Items]
Interest expense		$ 26,503